CONVERTIBLE DEBT (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
Convertible Debt
Convertible Notes	$ 41,887
Accrued interest	750	[1]
Subtotal	42,637
Loan discount costs	(1,294)
Total Convertible Notes	$ 41,343

[1]	The accrued interest will accrete to principal value by the end of the term, December 30, 2024.